Exploration for and evaluation of oil and natural gas resources - Summary of exploration and evaluation information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exploration and evaluation costs
Exploration expenditure written off	$ 385	$ 167	$ 9,920
Exploration expense	585	424	10,280
Intangible assets	10,200	6,451	6,093
Exploration and appraisal expenditure
Exploration and evaluation costs
Intangible assets	4,213	4,289	4,113
gas & low carbon energy and oil production & operations [Member]
Exploration and evaluation costs
Exploration expenditure written off	385	167	9,920
Other exploration costs	200	257	360
Exploration expense	585	424	10,280
Liabilities	88	98	71
Net assets	4,125	4,191	4,042
Cash used in operating activities	200	257	360
Cash used in investing activities	909	369	674
gas & low carbon energy and oil production & operations [Member] | Exploration and appraisal expenditure
Exploration and evaluation costs
Impairment losses	2	1	156
Intangible assets	4,213	4,289	4,113
gas & low carbon energy and oil production & operations [Member] | Gulf of Mexico | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off			2,643
gas & low carbon energy and oil production & operations [Member] | Canada | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off			2,539
gas & low carbon energy and oil production & operations [Member] | Brazil | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off			2,141
gas & low carbon energy and oil production & operations [Member] | Egypt | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off			952
gas & low carbon energy and oil production & operations [Member] | Angola | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off			832
gas & low carbon energy and oil production & operations [Member] | Middle East
Exploration and evaluation costs
Intangible assets	$ 600	$ 700	$ 700